Acquisitions (Details) - USD ($)							1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Nov. 20, 2020	Jul. 22, 2020	Jan. 11, 2020	Nov. 20, 2019	Apr. 01, 2019	Jan. 11, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Nov. 20, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Acquisitions
Revenues										$ 3,969,900,000			$ 4,484,600,000	$ 4,105,700,000
Operating Income (Loss)										$ 487,800,000			634,100,000	510,000,000.0
Useful life of finite lived intangible assets										8 years 10 months 24 days
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill							$ 1,619,800,000	$ 1,641,700,000	$ 1,619,800,000	$ 1,641,700,000		$ 1,619,800,000	1,619,800,000	1,345,400,000
Net change in indemnification asset										$ 4,700,000			1,900,000	4,600,000
Customer relationships
Acquisitions
Useful life of finite lived intangible assets										9 years 2 months 12 days
Motion Tech Automation, LLC
Acquisitions
Cash consideration		$ 33,300,000
Percentage of ownership interest acquired		100.00%
Revenues								9,900,000
Operating Income (Loss)								(500,000)
Goodwill deductible for tax purpose		$ 16,600,000
Maximum indemnification		1,600,000
Indemnification asset		1,500,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		300,000
Receivables, net		2,800,000
Inventories		4,300,000
Definite-lived intangible assets		4,300,000
Accounts payable		(1,300,000)
Goodwill		$ 16,600,000
Motion Tech Automation, LLC | Customer relationships
Acquisitions
Useful life of finite lived intangible assets		9 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Definite-lived intangible assets		$ 1,000,000.0
Motion Tech Automation, LLC | Technology
Acquisitions
Useful life of finite lived intangible assets		9 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Definite-lived intangible assets		$ 2,300,000
Motion Tech Automation, LLC | Trade names
Acquisitions
Useful life of finite lived intangible assets		5 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Definite-lived intangible assets		$ 1,000,000.0
Providien
Acquisitions
Cash consideration	$ 331,300,000			$ 332,100,000
Earnings (loss) before interest and taxes							100,000
Revenues							11,300,000
Receivables not expected to be collected								100,000		$ 100,000
Goodwill deductible for tax purpose				67,500,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	3,400,000			3,400,000							$ 3,400,000
Receivables, net	9,800,000			9,800,000							9,800,000
Inventories	2,400,000			2,700,000							2,400,000
Contract assets	24,600,000			29,100,000							24,600,000
Prepaid expenses and other current assets	1,400,000			2,300,000							1,400,000
Property, plant and equipment	12,900,000			12,900,000							12,900,000
Definite-lived intangible assets	132,700,000			135,400,000							132,700,000
Other long-term assets	6,800,000			7,100,000							6,800,000
Accounts payable	(5,800,000)			(6,000,000.0)							(5,800,000)
Income tax payable	100,000			(700,000)							100,000
Accrued and other current liabilities	(7,000,000.0)			(7,000,000.0)							(7,000,000.0)
Other long-term liabilities	(7,000,000.0)			(8,100,000)							(7,000,000.0)
Deferred income taxes	(19,000,000)			(27,100,000)							(19,000,000)
Total identifiable net assets	155,300,000			153,800,000							155,300,000
Goodwill	176,000,000.0			178,300,000							176,000,000.0
Acquired definite-lived intangible assets, excluding developed software	132,600,000										132,600,000
Deferred tax liabilities	19,000,000			$ 27,100,000							19,000,000
Providien | Customer relationships
Acquisitions
Useful life of finite lived intangible assets				14 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Acquired definite-lived intangible assets, excluding developed software	108,700,000										108,700,000
Providien | Technology
Acquisitions
Useful life of finite lived intangible assets				7 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Acquired definite-lived intangible assets, excluding developed software	19,500,000										19,500,000
Providien | Trade names
Acquisitions
Useful life of finite lived intangible assets				2 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Acquired definite-lived intangible assets, excluding developed software	4,400,000										4,400,000
Providien | Adjustment
Acquisitions
Cash consideration											(800,000)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Inventories	(300,000)										(300,000)
Contract assets	(4,500,000)										(4,500,000)
Prepaid expenses and other current assets	(900,000)										(900,000)
Definite-lived intangible assets	(2,700,000)										(2,700,000)
Other long-term assets	(300,000)										(300,000)
Accounts payable	200,000										200,000
Income tax payable	800,000										800,000
Other long-term liabilities	1,100,000										1,100,000
Deferred income taxes	8,100,000										8,100,000
Total identifiable net assets	1,500,000										1,500,000
Goodwill	(2,300,000)										(2,300,000)
Deferred tax liabilities	$ (8,100,000)										$ (8,100,000)
Petersen Aluminum
Acquisitions
Cash consideration			$ 207,200,000			$ 207,200,000
Percentage of ownership interest acquired						100.00%
Revenues												176,200,000
Operating Income (Loss)												9,800,000
Business combination gross receivables						$ 11,600,000
Receivables not expected to be collected						100,000
Goodwill deductible for tax purpose			0
Indemnification asset						5,200,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents			5,200,000			5,200,000
Receivables, net			11,500,000			11,500,000
Inventories			39,200,000			39,500,000
Prepaid expenses and other current assets			2,100,000			2,100,000
Property, plant and equipment			17,800,000			17,800,000
Definite-lived intangible assets			110,100,000			109,300,000
Other long-term assets			9,500,000			9,500,000
Accounts payable			(5,900,000)			(5,900,000)
Income tax payable			1,700,000			1,700,000
Accrued and other current liabilities			(8,700,000)			(8,700,000)
Other long-term liabilities			(12,500,000)			(12,400,000)
Deferred income taxes			(25,600,000)			(25,400,000)
Total identifiable net assets			144,400,000			144,200,000
Goodwill			62,800,000			63,000,000.0
Deferred tax liabilities			25,600,000			25,400,000
Net change in indemnification asset										3,000,000
Petersen Aluminum | Other long-term assets
Acquisitions
Indemnification asset						$ 5,200,000
Petersen Aluminum | Customer relationships
Acquisitions
Useful life of finite lived intangible assets						11 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Definite-lived intangible assets						$ 79,700,000
Petersen Aluminum | Technology
Acquisitions
Useful life of finite lived intangible assets						10 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Definite-lived intangible assets						$ 2,500,000
Petersen Aluminum | Trade names
Acquisitions
Useful life of finite lived intangible assets						17 years
Recognized amounts of identifiable assets acquired and liabilities assumed:
Definite-lived intangible assets						$ 27,900,000
Petersen Aluminum | Adjustment
Recognized amounts of identifiable assets acquired and liabilities assumed:
Inventories			(300,000)
Definite-lived intangible assets			800,000
Other long-term liabilities			(100,000)
Deferred income taxes			(200,000)
Total identifiable net assets			200,000
Goodwill			(200,000)
Deferred tax liabilities			$ 200,000
MicroConnex
Acquisitions
Cash consideration					$ 46,200,000
Percentage of ownership interest acquired					100.00%
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents					$ 800,000
Accella Holdings LLC
Acquisitions
Indemnification asset															$ 15,600,000
Carlisle Construction Materials
Acquisitions
Revenues										2,995,600,000			3,233,300,000	2,880,300,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill							597,100,000	613,000,000.0	597,100,000	613,000,000.0		597,100,000	597,100,000	532,800,000
Carlisle Construction Materials | Motion Tech Automation, LLC
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		11,000,000
Carlisle Fluid Technologies
Acquisitions
Revenues										242,700,000			278,400,000	291,600,000
Carlisle Fluid Technologies | Motion Tech Automation, LLC
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		2,800,000
Carlisle Interconnect Technologies
Acquisitions
Revenues										731,600,000			972,900,000	933,800,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill							$ 835,200,000	$ 835,600,000	835,200,000	$ 835,600,000		$ 835,200,000	$ 835,200,000	$ 643,100,000
Carlisle Interconnect Technologies | Motion Tech Automation, LLC
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 2,800,000
Carlisle Interconnect Technologies | MicroConnex
Acquisitions
Revenues									10,200,000
Operating Income (Loss)									$ (800,000)
Goodwill deductible for tax purpose					0
Recognized amounts of identifiable assets acquired and liabilities assumed:
Receivables, net					3,400,000
Inventories					900,000
Definite-lived intangible assets					27,400,000
Accounts payable					(600,000)
Deferred income taxes					(7,000,000)
Goodwill					15,200,000
Deferred tax liabilities					$ 7,000,000
Carlisle Interconnect Technologies | MicroConnex | Customer relationships
Acquisitions
Useful life of finite lived intangible assets					12 years
Carlisle Interconnect Technologies | MicroConnex | Technology
Acquisitions
Useful life of finite lived intangible assets					5 years
Carlisle Interconnect Technologies | MicroConnex | Trade names
Acquisitions
Useful life of finite lived intangible assets					17 years